Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following (in millions):

	March 31, 2023	December 31, 2022
Materials	$90	$87
LNG	19	26
Natural gas	22	28
Other	1	2

Total inventory	$132	$143

Inventory consisted of the following (in millions):

	December 31,
	2022	2021
Materials	$87	$71
LNG	26	44
Natural gas	28	43
Other	2	1

Total inventory	$143	$159